Trading Properties (Tables)	12 Months Ended
Jun. 30, 2021
Schedule of trading properties
	Completed properties	Undeveloped sites	Total
As of June 30, 2019	4	265	269
Additions (iii)	-	23	23
Disposals (i)(ii)	-	(28)	(28)
Transfers	20	-	20
As of June 30, 2020	24	260	284
Additions	-	7	7
Disposals (i)(ii)	(12)	(42)	(54)
As of June 30, 2021	12	225	237

Description	06.30.21	06.30.20	Date of acquisition
Undeveloped sites:
Air space Coto	59	52	Sep-97
Plot of land Córdoba	47	88	May-15
Residencial Project Neuquén	120	121	May-06
Total undeveloped sites	226	261

Completed properties:
Condominios II	-	3	Nov-13
Beruti Parking	11	20	Feb-20
Total completed properties	11	23
Total trading properties	237	284
Non-current	233	274
Current	4	10
Total	237	284